Dividends on ordinary shares (Tables)	6 Months Ended
Jun. 30, 2019
Dividends on ordinary shares [abstract]
Dividends on ordinary shares
	Half year ended 30.06.19	Half year ended 30.06.18

Dividends paid during the period	£m	£m
Ordinary shares[1]	-	14,168
Preference shares	27	106
Total	27	14,274

  H118 included the dividend in specie of £14bn paid to Barclays PLC for transferring the equity ownership in Barclays Bank UK PLC.